Delaware VIP® Trust — Delaware VIP Covered Call Strategy Series
Schedule of investments
March 31, 2020 (Unaudited)

	Number of	Value			Number of	Value
	shares	(US $)			shares	(US $)
Common Stock - 100.07%				Common Stock (continued)
Communication Services - 1.21%				Materials - 1.97%
AT&T ~	6,700	$195,305		Dow ~	4,000	$116,960
		195,305		Nucor ~	5,600	201,712
Consumer Discretionary - 7.49%						318,672
Home Depot ~	4,100	765,511		Total Common Stock
Whirlpool ~	5,200	446,160		(cost $16,961,876)		16,183,689
		1,211,671
Consumer Staples - 12.31%				Exchange-Traded Fund - 3.82%
Constellation Brands Class A ~	1,700	243,712		SPDR S&P 500 ETF Trust	2,400	618,600
Costco Wholesale ~	2,300	655,799		Total Exchange-Traded Fund
Kroger ~	17,600	530,112		(cost $605,232)		618,600
Mondelez International Class A ~	11,200	560,896	Short	-Term Investments - 3.53%
		1,990,519		Money Market Mutual Funds - 3.53%
Energy - 4.08%				BlackRock FedFund - Institutional Shares
Chevron ~	6,000	434,760		(seven-day effective yield 0.33%)	114,218	114,218
ConocoPhillips ~	7,300	224,840		Fidelity Investments Money Market
		659,600		Government Portfolio - Class I
Financials - 15.16%				(seven-day effective yield 0.30%)	114,218	114,218
Allstate ~	3,600	330,228		GS Financial Square Government Fund -
American Express ~	5,000	428,050		Institutional Shares (seven-day
BlackRock ~	1,400	615,958		effective yield 0.34%)	114,219	114,219
Blackstone Group Class A ~	10,200	464,814		Morgan Stanley Government Portfolio -
JPMorgan Chase & Co. ~	6,800	612,204		Institutional Share Class (seven-day
		2,451,254		effective yield 0.22%)	114,219	114,219
Healthcare - 11.84%				State Street Institutional US Government
Bristol-Myers Squibb ~	8,200	457,068		Money Market Fund - Investor Class
Medtronic ~	7,000	631,260		(seven-day effective yield 0.24%)	114,219	114,219
Merck & Co. ~	6,200	477,028		Total Short-Term Investments
Stryker ~	2,100	349,629		(cost $571,093)		571,093
		1,914,985
				Total Value of Securities Before
Industrials - 16.28%				Options Written - 107.42%
Boeing ~	2,800	417,592		(cost $18,138,201)		17,373,382
Caterpillar ~	2,900	336,516
Delta Air Lines ~	9,500	271,035			Number of
Lockheed Martin ~	1,700	576,215
					contracts
Raytheon ~	2,100	275,415
Union Pacific ~	1,700	239,768		Options Written - (7.12%)
United Parcel Service Class B ~	2,400	224,208		Equity Call Options - (7.12%)
United Technologies ~	3,100	292,423		Allstate strike price $115, expiration date
		2,633,172		7/17/20, notional amount ( $414,000)	(36)	(6,714)
Information Technology - 29.73%				American Express strike price $140,
Apple ~	3,500	890,015		expiration date 7/17/20, notional
Broadcom ~	2,300	545,330		amount ($700,000)	(50)	(1,875)
Corning ~	16,100	330,694		Apple strike price $300, expiration date
International Business Machines ~	3,200	354,976		6/19/20, notional amount
Mastercard Class A ~	3,100	748,836		($1,050,000)	(35)	(15,138)
Microsoft ~	7,000	1,103,970
Oracle ~	9,000	434,970
Texas Instruments ~	4,000	399,720
		4,808,511

NQ-FLB [3/20] 5/20 (1179268) Covered Call Strategy Series-1

Delaware VIP® Covered Call Strategy Series
Schedule of investments (continued)

	Number of	Value		Number of	Value
	contracts	(US $)		contracts	(US $)
Options Written (continued)			Options Written (continued)
Equity Call Options (continued)			Equity Call Options (continued)
AT&T strike price $39, expiration date			Delta Air Lines strike price $35,
10/16/20, notional amount ($261,300) .	(67)	$(1,709)	expiration date 9/18/20, notional
BlackRock strike price $450, expiration			amount ($192,500)	(55)	$(21,312)
date 9/18/20, notional amount			Dow strike price $35, expiration date
($315,000)	(7)	(34,090)	9/18/20, notional amount ($140,000)	(40)	(7,800)
BlackRock strike price $480, expiration			Home Depot strike price $230, expiration
date 10/16/20, notional amount			date 9/18/20, notional amount
($336,000)	(7)	(25,760)	($161,000)	(7)	(3,972)
Blackstone Group strike price $47,			Home Depot strike price $245, expiration
expiration date 1/15/21, notional			date 9/18/20, notional amount
amount ($329,000)	(70)	(49,699)	($833,000)	(34)	(13,685)
Blackstone Group strike price $52.50,			International Business Machines strike
expiration date 1/15/21, notional			price $115, expiration date 9/18/20,
amount ($168,000)	(32)	(16,880)	notional amount ($368,000)	(32)	(27,040)
Boeing strike price $200, expiration date			JPMorgan Chase & Co. strike price
10/16/20, notional amount ($240,000) .	(12)	(19,440)	$105, expiration date 9/18/20, notional
Boeing strike price $240, expiration date			amount ($714,000)	(68)	(33,150)
10/16/20, notional amount ( $384,000) .	(16)	(12,640)	Kroger strike price $30, expiration date
Bristol-Myers Squibb strike price $65,			6/19/20, notional amount ($264,000)	(88)	(21,604)
expiration date 9/18/20, notional			Kroger strike price $31, expiration date
amount ($533,000)	(82)	(12,095)	10/16/20, notional amount ($272,800) .	(88)	(32,120)
Broadcom strike price $230, expiration			Lockheed Martin strike price $320,
date 9/18/20, notional amount			expiration date 9/18/20, notional
($529,000)	(23)	(76,590)	amount ($544,000)	(17)	(80,410)
Caterpillar strike price $115, expiration			Mastercard strike price $250, expiration
date 8/21/20, notional amount			date 10/16/20, notional amount
($333,500)	(29)	(35,815)	($775,000)	(31)	(86,800)
Chevron strike price $90, expiration date			Medtronic strike price $90, expiration
9/18/20, notional amount ($540,000)	(60)	(21,600)	date 8/21/20, notional amount
ConocoPhillips strike price $36,			($630,000)	(70)	(65,975)
expiration date 8/21/20, notional			Merck & Co. strike price $87.50,
amount ($122,400)	(34)	(8,857)	expiration date 6/19/20, notional
ConocoPhillips strike price $40,			amount ($542,500)	(62)	(5,394)
expiration date 6/19/20, notional			Microsoft strike price $175, expiration
amount ($156,000)	(39)	(14,040)	date 9/18/20, notional amount
Constellation Brands strike price $175,			($612,500)	(35)	(29,225)
expiration date 7/17/20, notional			Microsoft strike price $180, expiration
amount ($297,500)	(17)	(8,075)	date 9/18/20, notional amount
Corning strike price $22, expiration date			($630,000)	(35)	(23,538)
8/21/20, notional amount ($270,600)	(123)	(38,622)	Mondelez International strike price $55,
Corning strike price $25, expiration date			expiration date 9/18/20, notional
8/21/20, notional amount ($95,000)	(38)	(5,738)	amount ($176,000)	(32)	(7,312)
Costco Wholesale strike price $320,			Mondelez International strike price $60,
expiration date 7/17/20, notional			expiration date 6/19/20, notional
amount ($736,000)	(23)	(20,298)	amount ($480,000)	(80)	(14,480)
Delta Air Lines strike price $30,			Nucor strike price $40, expiration date
expiration date 9/18/20, notional			10/16/20, notional amount ($224,000) .	(56)	(24,220)
amount ($120,000)	(40)	(23,100)	Oracle strike price $55, expiration date
			9/18/20, notional amount ($495,000)	(90)	(17,415)

NQ-FLB [3/20] 5/20 (1179268) Covered Call Strategy Series-2

Delaware VIP® Covered Call Strategy Series
Schedule of investments (continued)

Number of		Value		Number of	Value
contracts		(US $)		contracts	(US $)
Options Written (continued)			Options Written (continued)
Equity Call Options (continued)			Equity Call Options (continued)
Raytheon strike price $140, expiration			United Technologies strike price $155,
date 6/19/20, notional amount			expiration date 4/17/20, notional
($294,000)	(21) $	(18,638)	amount ($480,500)	(31)	$(465)
SPDR S&P 500 ETF Trust strike price			Whirlpool strike price $95, expiration
$260, expiration date 6/19/20, notional			date 9/18/20, notional amount
amount ($624,000)	(24)	(40,943)	($494,000)	(52)	(51,350)
Stryker strike price $185, expiration date			Total Options Written
1/15/21, notional amount ($388,500)	(21)	(38,430)	(premium received $910,256)		(1,152,021)
Texas Instruments strike price $120,
expiration date 9/18/20, notional
amount ($480,000)	(40)	(13,600)
Union Pacific strike price $155,
expiration date 6/19/20, notional
amount ($263,500)	(17)	(10,328)
United Parcel Service strike price $100,
expiration date 7/17/20, notional
amount ($240,000)	(24)	(14,040)

Liabilities Net of Receivables and Other Assets - (0.30%)					(48,176)
Net Assets Applicable to 1,700,229 Shares Outstanding - 100.00%					$16,173,185

~ All or portion of the security has been pledged as collateral with outstanding options written.
Summary of abbreviations:
GS - Goldman Sachs
S&P - Standard & Poor’s
SPDR - S&P Depositary Receipts

NQ-FLB [3/20] 5/20 (1179268) Covered Call Strategy Series-3